Profit (Loss) Per Share - Schedule of Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted [Abstract]
Profit (loss) from continuing operations (in Dollars)	$ 963	$ 5,780	$ (5,607)
The weighted average of the number of ordinary shares in issue	70,827	66,438	41,435
Basic profit (loss) per share from continuing operations (in Dollars per share)	$ 0.01	$ 0.09	$ (0.14)
Profit (loss) from continuing operations, used in computation of basic profit (loss) per share (in Dollars)	$ 963	$ 5,780	$ (5,607)
Adjustments (in Dollars)
Total profit (loss) from continuing operations (in Dollars)	$ 963	$ 5,780	$ (5,607)
The weighted average of the number of ordinary shares in issue used in computation of basic profit (loss) per share from continuing operations	70,827	66,438	41,435
Adjustments (in thousands):
Options and RSUs	3,612	4,135
Warrants in connection with public and private offerings		1,303
Total weighted average of the number of ordinary shares	74,439	71,876	41,435
Diluted profit (loss) per share from continuing operations (in Dollars per share)	$ 0.01	$ 0.08	$ (0.14)